Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2013
Allowance for doubtful accounts	$ 0	$ 0
Common Units [Member]
Limited partners' capital account, units issued	27,194,094	18,626,594	13,807,500	8,567,500
Limited partners' capital account, units outstanding	27,194,094	18,626,594
Subordinated Units [Member]
Limited partners' capital account, units issued		8,567,500	8,567,500	8,567,500
Limited partners' capital account, units outstanding		8,567,500
General Partner Unit [Member]
General partners' capital account, units issued	558,674	558,674			349,694
General partners' capital account, units outstanding	558,674	558,674	456,633	349,694